Subsequent Events (Details) - Subsequent Event [Member]						1 Months Ended
	Nov. 09, 2021 USD ($) shares	Oct. 08, 2021 USD ($) shares	Apr. 09, 2021 USD ($)	Apr. 02, 2021 USD ($)	Mar. 11, 2021 USD ($) shares	Oct. 25, 2021 USD ($) shares	Oct. 21, 2021 USD ($) shares	Feb. 23, 2021 $ / shares shares
Subsequent Events (Details) [Line Items]
Promissory note	$ 250,000	$ 250,000		$ 5,250,000		$ 500,000	$ 250,000
Stock issued (in Shares) | shares	40,983	43,782				72,737	40,270
Original issue discount				$ 250,000
Note bears interest				8.00%
Outstanding note percentage				125.00%
Redeem amount				$ 825,000
Gain on transferring asset			$ 4,800,000
Securities Purchase Agreement [Member]
Subsequent Events (Details) [Line Items]
Shares of common stock (in Shares) | shares								3,320,000
Shares price per share (in Dollars per share) | $ / shares								$ 11.522
Proceeds from received amount					$ 38,250,000
Issuance of shares (in Shares) | shares					3,320,000
CEO [Member]
Subsequent Events (Details) [Line Items]
Number of purchaser								1
Purchase shares of common stock (in Shares) | shares								1,000,000